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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
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         Suite 204
         ------------------------------
         Greensboro, NC 27408
         ------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. David Labiak
       -----------------------
Title: Chief Financial Officer
       -----------------------
Phone: (336) 282-9302
       -----------------------

Signature, Place, and Date of Signing:

    /s/  David Labiak         Greensboro, North Carolina         May 12, 2004
    -----------------         --------------------------         ------------
       [Signature]              [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                        ---------------

Form 13F Information Table Entry Total:       55
                                        ---------------

Form 13F Information Table Value Total:     107,068
                                        ---------------
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                         Voting Authority
                         Title of            Value                  Investment  Other   -------------------
     Name of Issuer       Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
     --------------      -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Abbott Labs                COM    002824100    201     4,150   SH      Sole               4,150
Alliance Capital           COM    01855A101  2,359    46,601   SH      Sole              46,601
Alpha Industries           COM    020753109  3,462    93,574   SH      Sole              93,574
American Express           COM    025816109  7,891   143,628   SH      Sole             143,628
American Home Prods        COM    026609107  6,186    97,344   SH      Sole              97,344
ArvinMeritor               COM    043353101  1,055    92,781   SH      Sole              92,781
AT&T Liberty Media Group   COM    001957208    885    65,248   SH      Sole              65,248
Bank of America            COM    060505104  1,636    35,657   SH      Sole              35,657
Bank One                   COM    06423A103    607    16,577   SH      Sole              16,577
Bristol-Myers Squibb       COM    110122108    383     5,175   SH      Sole               5,175
Caterpillar                COM    149123101  5,282   111,649   SH      Sole             111,649
Central Parking            COM    154785109  3,993   199,659   SH      Sole             199,659
CenturyTel                 COM    156700106  2,959    82,777   SH      Sole              82,777
Cisco Systems              COM    17275R102    417    10,900   SH      Sole              10,900
Citigroup                  COM    172967101  5,366   105,083   SH      Sole             105,083
Citrix Systems             COM    177376100  1,814    80,627   SH      Sole              80,627
Claire's Stores            COM    179584107  2,282   127,238   SH      Sole             127,238
Clear Channel              COM    184502102  2,738    56,518   SH      Sole              56,518
Clearnet Comm              COM    184902104    430     9,755   SH      Sole               9,755
Conexant Systems           COM    207142100    181    11,800   SH      Sole              11,800
Dana                       COM    235811106  1,148    74,944   SH      Sole              74,944
Dionex                     COM    254546104    289     8,390   SH      Sole               8,390
Dollar General             COM    256669102  3,317   175,744   SH      Sole             175,744
Equifax                    COM    294429105  2,514    87,629   SH      Sole              87,629
Ericsson Comm              COM    294821608    169    15,071   SH      Sole              15,071
Family Dollar Stores       COM    307000109    825    38,495   SH      Sole              38,495
Fannie Mae                 COM    313586109  1,426    16,437   SH      Sole              16,437
Freddie Mac                COM    313400301  3,133    45,486   SH      Sole              45,486
Gillette                   COM    375766102  2,964    82,044   SH      Sole              82,044
H.J. Heinz                 COM    423074103  1,808    38,105   SH      Sole              38,105

Harley-Davidson        COM   412822108     275     6,912  SH  Sole        6,912
Hasbro                 COM   418056107   2,146   201,940  SH  Sole      201,940
Hewlett-Packard        COM   428236103   1,614    51,134  SH  Sole       51,134
Honeywell              COM   438516106   4,519    95,515  SH  Sole       95,515
Intel                  COM   458140100   2,670    88,269  SH  Sole       88,269
Interpublic Group      COM   460690100     236     5,555  SH  Sole        5,555
ITXC                   COM   45069F109     914   131,704  SH  Sole      131,704
JNI                    COM   46622G105     824    36,307  SH  Sole       36,307
Johnson & Johnson      COM   478160104   2,042    19,435  SH  Sole       19,435
Leggett & Platt        COM   524660107   2,970   156,840  SH  Sole      156,840
Lucent Technologies    COM   549463107     199    14,710  SH  Sole       14,710
Madge Networks         COM   N5424G106     187   149,824  SH  Sole      149,824
Newell Rubbermaid      COM   651229106   4,324   190,047  SH  Sole      190,047
Pharmanetics           COM   71713J107   2,560   217,893  SH  Sole      217,893
PNC Financial          COM   693475105     354     4,848  SH  Sole        4,848
Qualcomm               COM   747525103   1,824    22,188  SH  Sole       22,188
Quokka Sports          COM   747525103     228   405,440  SH  Sole      405,440
Servicemaster          COM   81760N109   4,229   367,725  SH  Sole      367,725
Sinclair Broadcasting  COM   829226109     119    11,900  SH  Sole       11,900
Sun Microsystems       COM   866810104     223     8,000  SH  Sole        8,000
Tellabs                COM   879664100   1,107    19,600  SH  Sole       19,600
Terayon Comm           COM   880775101     236    58,054  SH  Sole       58,054
Union Planters         COM   908068109   1,292    36,140  SH  Sole       36,140
United States Cellular COM   911684108     215     3,565  SH  Sole        3,565
Wind River Systems     COM   973149107   4,040   118,386  SH  Sole      118,386